Finance expense (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Finance Expense
Finance expense consists of the following:

	Year ended March 31,
	2021	2020	2019
Interest expense on lease liabilities	$13,689	$14,782	$—
Interest expense	552	2,169	3,266
Loss/(gain) on interest rate swaps	460	(171)	(422)
Debt issuance cost	126	231	360

Total	$14,827	$17,011	$3,204